Exhibit 99

Ford Credit Auto Owner Trust 2010-B Monthly Investor Report

Collection Period Payment Date Transaction Month	February 2011 3/15/2011 8
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,078,988.22

Principal:
Principal Collections	$25,540,115.39
Prepayments in Full	$9,925,620.23
Liquidation Proceeds	$745,543.38
Recoveries	$30,275.01

Sub Total	$36,241,554.01

Collections	$40,320,542.23

Purchase Amounts:
Purchase Amounts Related to Principal	$223,563.47
Purchase Amounts Related to Interest	$2,019.89

Sub Total	$225,583.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$40,546,125.59

Ford Credit Auto Owner Trust 2010-B Monthly Investor Report

Collection Period Payment Date Transaction Month	February 2011 3/15/2011 8
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,546,125.59
Servicing Fee	$1,004,028.77	$1,004,028.77	$0.00	$0.00	$39,542,096.82
Interest — Class A-1 Notes	$730.17	$730.17	$0.00	$0.00	$39,541,366.65
Interest — Class A-2 Notes	$148,037.50	$148,037.50	$0.00	$0.00	$39,393,329.15
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$39,006,719.15
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$38,752,813.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,752,813.15
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$38,666,431.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,666,431.98
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$38,603,622.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,603,622.23
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$38,522,899.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,522,899.23
Regular Principal Payment	$3,805,227.05	$3,805,227.05	$0.00	$0.00	$34,717,672.18
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$34,717,672.18
Residual Released to Depositor	$0.00	$34,717,672.18	$0.00	$0.00	$0.00

Total		$40,546,125.59

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$3,805,227.05

Total	$3,805,227.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original	Original Balance		Original Balance			Balance

Class A-1 Notes	$1,856,961.94	$5.26	$730.17	$0.00	$1,857,692.11	$5.26
Class A-2 Notes	$1,948,265.11	$7.13	$148,037.50	$0.54	$2,096,302.61	$7.67
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$3,805,227.05	$3.67	$1,019,197.59	$0.98	$4,824,424.64	$4.65

Ford Credit Auto Owner Trust 2010-B Monthly Investor Report

Collection Period Payment Date Transaction Month	February 2011 3/15/2011 8
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor

Class A-1 Notes	$1,856,961.94	0.0052605	$0.00	0.0000000
Class A-2 Notes	$273,300,000.00	1.0000000	$271,351,734.89	0.9928713
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$1,036,626,961.94	0.7469732	$1,032,821,734.89	0.7442312

Pool Information
Weighted Average APR	4.215%	4.202%
Weighted Average Remaining Term	50.04	49.22
Number of Receivables Outstanding	59,009	58,121
Pool Balance	$1,204,834,518.12	$1,168,041,870.98
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$1,066,525,339.49	$1,034,959,083.74
Pool Factor	0.7832105	0.7592932
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$17,520,628.06
Yield Supplement Overcollateralization Amount	$133,082,787.24
Targeted Overcollateralization Amount	$135,220,136.09
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$135,220,136.09
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B Monthly Investor Report

Collection Period Payment Date Transaction Month	February 2011 3/15/2011 8
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount

Realized Loss	135	$357,804.67
(Recoveries)	20	$30,275.01

Net Losses for Current Collection Period		$327,529.66
Cumulative Net Losses Last Collection Period		$2,138,794.50

Cumulative Net Losses for all Collection Periods		$2,466,324.16

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.33%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount

31-60 Days Delinquent	0.82%	470	$9,545,836.47
61-90 Days Delinquent	0.08%	40	$960,911.87
91-120 Days Delinquent	0.04%	19	$522,242.34
Over 120 Days Delinquent	0.04%	21	$458,615.00

Total Delinquent Receivables	0.98%	550	$11,487,605.68
Repossesion Inventory:

Repossesed in the Current Collection Period	54	$1,444,637.46
Total Repossesed Inventory	71	$1,943,595.69

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period	0.5190%
Preceding Collection Period	0.3938%
Current Collection Period	0.3313%
Three Month Average	0.4147%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period	0.1030%
Preceding Collection Period	0.1593%
Current Collection Period	0.1376%
Three Month Average	0.1333%